UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Investment Counselors, Inc.
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Address:  26261 Evergreen, Suite 455
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          Southfield, MI  48076
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          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
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Title:    President
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Phone:    (248) 223-0122
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Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         November 7, 2003
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 84
                                        -------------------

Form 13F Information Table Value Total: $   211,142
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
3M Company                     com         88579y101     545     7,894  SH      SOLE                   6,458            1,436
AFLAC Inc.                     com         001055102   4,550   140,864  SH      SOLE                 123,009           17,855
Abbott Laboratories            com         002824100     643    15,100  SH      SOLE                  15,100
Amer Int'l Group               com         026874107   5,019    86,985  SH      SOLE                  74,801           12,184
American Express               com         025816109   4,449    98,742  SH      SOLE                  84,237           14,505
Amgen                          com         031162100   3,301    51,119  SH      SOLE                  44,654            6,465
Automatic Data Proc            com         053015103   4,659   129,954  SH      SOLE                 113,544           16,410
BJ Services                    com         055482103   2,124    62,160  SH      SOLE                  54,510            7,650
Bank One Corp                  com         06423A103     748    19,365  SH      SOLE                  19,365
Baxter International           com         071813109   4,145   142,648  SH      SOLE                 124,153           18,595
Bellsouth Corp                 com         079860102     271    11,424  SH      SOLE                  10,909              515
BiSys Group Inc.               com         055472104   2,631   200,098  SH      SOLE                 175,138           24,960
Biomet Inc                     com         090613100   4,138   123,104  SH      SOLE                 108,639           14,465
Bristol-Myers Squibb           com         110122108   2,930   114,201  SH      SOLE                 100,696           13,505
Butler National Corp.          com         123720104      46   100,000  SH      SOLE                 100,000
CVS Corp.                      com         126650100   4,016   129,299  SH      SOLE                 111,424           17,875
Chevron Texaco Corp            com         166764100     211     2,950  SH      SOLE                   2,950
Cinergy Corp                   com         172474108   3,874   105,564  SH      SOLE                  91,359           14,205
Cintas Corp.                   com         172908105   3,442    93,422  SH      SOLE                  80,267           13,155
Cisco Systems Inc              com         17275R102   5,506   281,788  SH      SOLE                 246,400           35,388
Citigroup                      com         172967101   3,219    70,732  SH      SOLE                  62,714            8,018
Coca-Cola                      com         191216100     360     8,386  SH      SOLE                   8,386
Comerica                       com         200340107     563    12,085  SH      SOLE                   2,820            9,265
Compass Bancshares Inc         com         20449h109   1,775    51,338  SH      SOLE                  44,778            6,560
Conair Corp                    com         205889108       2    16,380  SH      SOLE                  16,380
Costco Wholesale Corp          com         22160K105   3,508   112,874  SH      SOLE                  97,899           14,975
Dell Inc.                      com         247025109   2,962    88,719  SH      SOLE                  77,654           11,065
Disney (Walt) Holding Co.      com         254687106   1,837    91,063  SH      SOLE                  78,273           12,790
Dow Chemical                   com         260543103   3,542   108,835  SH      SOLE                  93,430           15,405
Emerson Electric               com         291011104   4,423    84,008  SH      SOLE                  72,724           11,284
Exxon-Mobil Corp               com         30231G102   4,776   130,496  SH      SOLE                 116,306           14,190
Fifth Third Bancorp            com         316773100   1,016    18,313  SH      SOLE                  17,838              475
Ford Motor Co                  com         345370100   2,909   270,113  SH      SOLE                 240,281           29,832
General Dynamics Corp.         com         369550108   2,852    36,538  SH      SOLE                  31,848            4,690
General Electric               com         369604103   7,331   245,920  SH      SOLE                 217,372           28,748
Glaxosmithkline PLC            com         37733W105     531    12,523  SH      SOLE                  12,523
Harley Davidson                com         412822108   1,553    32,229  SH      SOLE                  28,039            4,190
Health Management Assoc., Inc. com         421933102   2,118    97,125  SH      SOLE                  83,185           13,940
Home Depot                     com         437076102   2,924    91,810  SH      SOLE                  80,935           10,875
Int'l Bus. Machines            com         459200101   4,402    49,840  SH      SOLE                  43,824            6,276
Intel Corp                     com         458140100   5,589   203,162  SH      SOLE                 178,641           24,521
J.P. Morgan Chase & Co.        com         46625H100     287     8,367  SH      SOLE                   8,367
Johnson & Johnson              com         478160104   3,613    72,953  SH      SOLE                  64,226            8,727
Kimberly-Clark                 com         494368103   2,182    42,521  SH      SOLE                  37,965            4,556
Lilly (Eli)                    com         532457108     449     7,557  SH      SOLE                   7,257              300
Manpower Inc.                  com         56418H100   3,516    94,770  SH      SOLE                  81,455           13,315
McCormick & Company            com         579780206   1,698    61,918  SH      SOLE                  53,848            8,070
Medtronic Inc                  com         585055106   3,938    83,938  SH      SOLE                  72,973           10,965
Mellon Financial Corp.         com         58551A108     904    30,000  SH      SOLE                  30,000
Merck & Co                     com         589331107   3,070    60,648  SH      SOLE                  55,038            5,810
Microsoft                      com         594918104   6,111   219,891  SH      SOLE                 194,846           25,445
Mid Cap SPDR Tr Unit Ser 1     com         595635103     994    10,643  SH      SOLE                   9,193            4,650
Motorola, Inc                  com         620076109   1,674   139,890  SH      SOLE                 119,415           20,475
Nisource Inc                   com         65473P105   3,766   188,509  SH      SOLE                 163,574           24,935
Oracle Corp                    com         68389X105     146    12,999  SH      SOLE                  12,999              200
Outback Steakhouse             com         689899102   2,066    54,558  SH      SOLE                  46,563            7,995
Panera Bread Co. CL A          com         69840W108   1,932    47,166  SH      SOLE                  40,781            6,385
Peoplesoft Inc                 com         712713106   1,692    93,035  SH      SOLE                  81,285           11,750
Pfizer, Inc                    com         717081103   5,455   179,559  SH      SOLE                 156,479           23,080
Pitney Bowes Inc.              com         724479100   4,180   109,088  SH      SOLE                  95,333           13,755
Procter & Gamble               com         742718109     457     4,928  SH      SOLE                   4,928
Qualcomm Inc                   com         747525103   2,010    48,274  SH      SOLE                  41,904            6,470
Raymond James Financial        com         754730109   1,324    36,410  SH      SOLE                  31,175            5,235
Royal Dutch Petrol             com         780257804     315     7,128  SH      SOLE                   7,128
S & P Depository Receipts      com         78462F103   7,558    75,616  SH      SOLE                  71,906            9,410
SBC Communications, Inc        com         78387G103   3,182   143,032  SH      SOLE                 123,852           19,180
SLM Corporation                com         78442p106   4,961   127,325  SH      SOLE                 110,665           16,660
Stryker Corp                   com         863667101   2,497    33,159  SH      SOLE                  31,023            2,136
Sun Microsystems               com         866810104      50    14,960  SH      SOLE                  13,260            1,700
Sysco Corp                     com         871829107   4,772   145,893  SH      SOLE                 127,333           18,560
Texas Instruments              com         882508104   3,482   152,720  SH      SOLE                 134,645           18,075
The Southern Company           com         842587107     220     7,500  SH      SOLE                   7,500
Travelers Prop Casualty Corp-C com         89420G109   1,746   109,944  SH      SOLE                  94,929           15,015
U S Bancorp - Del              com         902973304   1,537    64,069  SH      SOLE                  55,879            8,190
Vanguard Extended Market Viper com         922908652     633    10,100  SH      SOLE                  10,100
Vanguard Total Stock Market Vi com         922908769   2,125    22,250  SH      SOLE                  22,250
Verizon Communications         com         077853109     286     8,822  SH      SOLE                   8,822              122
Vodafone Group PLC Adr         com         92857W100   1,303    64,325  SH      SOLE                  57,800            6,525
Vornado Realty Corp.           com         929042109   2,603    54,189  SH      SOLE                  47,534            6,655
Wal Mart Stores                com         931142103   3,078    55,103  SH      SOLE                  48,753            6,350
Williams Sonoma                com         969904101   1,653    61,285  SH      SOLE                  53,680            7,605
Willis Group Hldgs Ltd         com         g96655108   1,447    47,042  SH      SOLE                  40,477            6,565
Wyeth                          com         026609107     366     7,940  SH      SOLE                   7,940
Baxter Pfd                     Preferred   071813406     424     8,050  SH      SOLE                   8,050              100